Fair Value of Financial Instruments (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended		12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Fair Value of Financial Instruments [Abstract]
Accrued expenses			$ 95,000
Warrant liability	37,489		95,645
Change in fair value of warrants	$ (51,845)		$ (82,063)